BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Income statement adjusted (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of income:
Operational expenses	R$ (26,371,596)	R$ (20,441,343)	R$ (9,852,006)
Profit (loss) from discontinued operations		3,284,975	(99,223)
Net Income of the Year	R$ 6,387,313	11,133,420	14,557,245
Originally reported
Statement of income:
Operational expenses			(11,039,284)
Profit (loss) from discontinued operations			1,088,055
Net Income of the Year			13,347,577
Previously reported
Statement of income:
Operational expenses			(9,852,006)
Profit (loss) from discontinued operations			(99,223)
Net Income of the Year		10,743,843	13,347,577
Adjustments
Statement of income:
Net Income of the Year		R$ 389,577	1,209,668
Restated
Statement of income:
Operational expenses			(9,852,006)
Profit (loss) from discontinued operations			(99,223)
Net Income of the Year			14,557,245
Adjustments
Statement of income:
Operational expenses			1,187,278
Profit (loss) from discontinued operations			R$ (1,187,278)